Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Fixed salaries and benefits	3,247	2,155
Variable incentive-based compensation	8,715	3,405
Share-based compensation	1,817	1,678
	13,779	7,238